1. GENERAL CONSIDERATIONS	12 Months Ended
Dec. 31, 2018
General Considerations
1. GENERAL CONSIDERATIONS

Viña Concha y Toro S.A. ID No. 90.227.000-0 is registered as a listed Corporation. The Company’s registered address is located at Avda. Nueva Tajamar 481, Torre Norte, Floor 15, Las Condes, Santiago, Chile, phone (56-2) 476-5000, fax (56-2) 203-6740, postal box No. 213, Central Post Office, Santiago, e-mail webmaster@conchaytoro.cl. Website www.conchaytoro.com, with ticker symbol in Chilean Stocks: Conchatoro and ticker symbol in NYSE: VCO.

Viña Concha y Toro S.A. was formed as a public company via Public Deed dated December 31, 1921 as witnessed by the Notary Public of Santiago Mr. Pedro N. Cruz. The summary of such deed was registered under file 1,051 numbers 875 and 987 both of the Trade Registry of Santiago of the Santiago Real Estate Custodian for 1922 and was published in the Official Gazette under No.13,420 of November 6, 1922. The Existence Authorization Decree has the No. 1.556, of October 18, 1922.

The Company is currently registered under file 15,664 No.12,447 with the Trade Registry of Santiago Real Estate Custodian for 1999; and is registered with the Securities Register of the Financial Market Commission (formerly – the Chilean Superintendence of Securities and Insurance) under No.0043.

Viña Concha y Toro is the biggest wine producing and exporting company in Chile. The Company is vertically integrated and operates its own vineyards, wineries and bottling plants. The Company also operates in Argentina, through Trivento Bodegas y Viñedos S.A. and in the United States of America through Fetzer Vineyards.

The Company has developed a wide wine portfolio using the brand Concha y Toro. Likewise, the Company has fostered certain projects through its subsidiaries Viña Cono Sur, Viña Maipo, Viña Quinta de Maipo, Viña Maycas del Limarí, Viña Canepa, Viña Don Melchor SpA (formerly Viñedos Los Robles), Fetzer Vineyards and Trivento Bodegas y Viñedos. Additionally, together with the prestigious French winery Barón Philippe of Rothschild through a joint venture, Viña Almaviva S.A., produces the Almaviva icon, a first-class wine.

The Company has presence in the main vineyard valleys of Chile: Valle del Limarí, Aconcagua, Casablanca, Leyda, Maipo, Cachapoal, Colchagua, Curicó, BioBío and Maule.

In the distribution business, the Company participates through the subsidiaries, VCT Chile Ltda. (Comercial Peumo) in Chile which has the most extensive own wine distribution network in the domestic and international market. Concha y Toro UK Limited (United Kingdom) VCT Brasil Importación y Exportación Ltda. (Brazil), Concha y Toro Sweden AB (Sweden), Concha y Toro Norway AS, VCT Norway AS, Concha y Toro Finland OY and Excelsior Wine Company LC (USA).

In March 2010 the Company incorporated the subsidiary VCT Group of Wineries Asia Pte. Ltd. in Singapore aimed at reinforcing its footprint in Asia. The subsidiary is responsible for promoting and distributing the products in the region.

In April, 2011, the subsidiary VCT USA Inc. was incorporated in accordance with the laws of the State of Delaware, in the United States. Through this subsidiary, the Company acquires 100 % of the shares of the U.S. wine production company, Fetzer Vineyards domiciled in California, United States of America.

This acquisition contemplated a portfolio of brand names mainly focused on the US market including, Fetzer, Bonterra, Five Rivers, Jekel, Sanctuary and the license of Little Black Dress. Likewise, Fetzer Vineyards has 462 hectares of own and leased vineyards in Mendocino County in California, San Luis Obispo and Monterey; and warehouses for 37.4 million liters in Hopland, California. Fetzer Vineyards has bottling facilities in Hopland, California employing approximately 341 employees.

In May, 2011, the Company acquired 40% of Southern Brewing Company S.A. (Cervezas Kross) with the purpose of obtaining active participation in the Premium segment of domestic beer. On April 15, 2013 the Company made an additional capital contribution to Cervezas Kross to increase its ownership to 49%. In November 2017, Viña Concha y Toro S.A. acquired additional shares of Southern Brewing Company S.A.; accordingly, the Company's ownership percentage in such company reached 77%. The remaining 23% is still owned by the former shareholders.

In July 2011, VCT USA Inc. together with Banfi Corporation, formed a joint venture with an interest of 50% each, in the Excelsior Wine Company, LLC. Through this joint venture, the distribution of the products becomes performed exclusively by this new company, which was performed by Banfi Corporation prior to the above date.

In August, 2011, in order to reach new markets, the Company formed the subsidiary, VCT México S. de R.L. de C.V. and through this, jointly with Aldimerco, S.A. de C.V, incorporated, VCT & DG México S.A. de C.V., in accordance with the laws of the Federal District in Mexico. This Company commenced its operations in mid-2012, and is committed to distribute our products.

During November 2011, the Company incorporated the subsidiary, Concha y Toro Canada Limited, in the Province of New Brunswick in Canada. This new subsidiary is intended to promote our products in Canada.

On January 2012, the Company formed in Cape Town, South Africa the subsidiary VCT Africa & Middle East Proprietary Limited. This new subsidiary is intended to promote our products in Africa and the Middle East.

In January 2013, the Company formed Gan Lu Wine Trading (Shanghai) Co., Ltd.; this subsidiary is committed to promote our products in China.

In March 2013, the Company formed Viña Cono Sur Organico SpA in Chile; this subsidiary has the sole purpose of producing and selling organic grapes to its Parent Cono Sur S.A..

In April 2013, the Company acquired 100% of the shares of the Norway company Agardh 227 AS (company with no transactions and assets), changing its Company name to VCT Norway AS. This subsidiary is intended to promote and distribute the products of Fetzer Vineyards in Norway.

In June 2013, the Company formed Cono Sur France SARL, this subsidiary aims at promoting the products of Viña Cono Sur S.A. in Europe.

In September 2013, the Company formed VCT Wine Retail in Brazil, whose objective is to perform corporate investments and ownerships in other companies.

In June 2014, Concha y Toro S.A. through its subsidiary VCT Group of Wineries Asia Pte Ltd, acquired 41% of shares of VCT Japan Company Limited, a company which is committed to export and import of wine and operate the distribution business, in general.

In October 2014, the Company formed Eagle Peak Estates, LLC, a company which is committed to the trading, wine fractionation and alcoholic beverages and the export of wine and related products in the United States.

In December 2014, Concha y Toro Canada Ltd, together with Charton Hobbs Inc. a Company formed in accordance with the Canadian Laws, a joint venture in which participates with 50% each in the Constitution of Escalade Wines & Spirits Inc. in order to import, export, sale, produce and distribute alcoholic beverages.

In August 2017, Inmobiliaria El Llano SpA was formed which is committed to making investments and real estate projects.

On July 2, 2018, Fetzer Vineyards (“Fetzer”), a subsidiary of Viña Concha y Toro S.A., acquired 50% shares of Excelsior Wine Company LLC. (“Excelsior”). The transaction amounted to MUS$40.5, from which MUS$20 were paid in cash at the purchase date, and MUS$20.5 will be paid within a one-year period beginning on that same date. Accordingly, Viña Concha y Toro S.A. owns, indirectly, 100% shares of Excelsior through Fetzer and VCT USA Inc., the latter being the owner of the remaining 50% shares.

On September 27, 2018, the business name of Viñedos los Robles SpA changed to Viña Don Melchor SpA, as its investor transferred the total number of shares to Inversiones Concha y Toro SpA.

In other export markets, the Company holds strategic relationships with significant specialized distributors.

The Concha y Toro Group is composed of the companies detailed in section 2.2.1.

Majority shareholders

As of December 31, 2018, the Company’s 12 majority shareholders are as follows:

Company	No. of shares	Ownership %
Inversiones Totihue S.A.	87,615,431	11.73%
Rentas Santa Bárbara S.A.	85,274,628	11.42%
Banco de Chile Cta. de terceros	67,817,908	9.08%
AFP Habitat Fdo. Pensiones	43,983,461	5.89%
Itaú Corpbanca Cta. Inversionistas Ext.	33,479,746	4.48%
Inversiones Quivolgo S.A.	32,748,071	4.38%
Fundacíón Cultural Nacional	25,954,278	3.47%
Larraín Vial C. De Bolsa	25,213,091	3.38%
Inversiones GDF Ltda.	24,000,000	3.21%
Agroforestal e Inversiones Maihue Ltda.	22,337,075	2.99%
Constructora Santa Marta Ltda.	22,293,321	2.98%
Banco Santander Cta. Terceros	19,900,712	2.66%
Total	490,617,722	65.67%

Board of Directors

The Company is managed by a Board of Directors, which is comprised of seven members duly appointed by the General Shareholders Board. This Board of Directors serves for a three-year period, at the end of which it must be renewed in full and its members can be re-elected indefinitely. The current Board of Directors was appointed by the General Shareholders Board held on April 24, 2017, for the three-year period ending in 2020.

Pursuant to its by-laws, the Board of Directors remuneration for 2018 was established by the Company’s shareholders at the General Shareholders’ Meeting as 1.3% of the net profit for the year. In addition, an allowance of UF300 per month was approved for the executive responsibilities of the Chairman of the Board.

The remuneration paid to the Members of the Audit Committee for 2018 is equivalent to one third additional to the total remuneration that the director receives as such, in accordance with Article 50 bis of the Publicly-held Corporations Act and Circular No. 1956 issued by the Chilean Financial Market Commission.

Headcount

As of December 31, 2018, the staffing and detail of the Company’s permanent personnel is as follows:

	Parent	Subsidiaries in Chile	Subsidiaries abroad	Consolidated
Managers, deputy managers and main executives	98	22	74	194
Professionals and technicians	616	132	259	1,007
Other employees, sellers and administrative staff	1,059	394	512	1,965
Total	1,773	548	845	3,166